                         OPPENHEIMER CAPITAL INCOME FUND
                    Supplement dated December 10, 2003 to the
                       Statement of Additional Information
                             dated October 23, 2003

The Statement of Additional Information is changed as follows:

1. The following  biography is added to the page "Independent  Trustee" chart on page 33 directly below Sam Freedman:

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                               Independent Trustees
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 Name,             Principal Occupation(s) During Past 5  Dollar      Aggregate
                                                                    Dollar Range
                                                                      Of Shares
                                                                    Beneficially
                                                                      Owned in
                                                                     Any of the
                   Years;                                 Range of  Oppenheimer/
 Position(s) Held  Other Trusteeships/Directorships Held  Shares     Centennial
 with Fund,        by Trustee;                            Beneficial    Funds
 Length of         Number of Portfolios in Fund Complex   Owned in   Overseen by
 Service, Age      Currently Overseen by Trustee          the Trust    Trustee
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                                                          As of December 31, 2002
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 Richard F.        Senior   Vice   President,   Assistant
 Grabish,          Director   of  Sales   and   Marketing    $0     Over $100,000
 Trustee since     (since  March  1997),  and  Manager of
 2003              Private  Client  Services  (since June
 Age: 55           1985) for A.G.  Edwards &  Sons,  Inc.
                   (broker/dealer  and investment  firm).
                   Chairman and Chief  Executive  Officer
                   (since  March  2001)  of A.G.  Edwards
                   Trust Company;  Director  (since March
                   1988)  of A.G.  Edwards & Sons,  Inc.
                   Formerly  (until March 1987) President
                   and  Vice  Chairman  of  A.G.  Edwards
                   Trust Company.  Oversees 37 portfolios
                   in the OppenheimerFunds complex.
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December 10, 2003                                                      300PX014